Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 227,481	$ 269,754
Restricted cash, current (Notes 8 and 18)	32,248	14,569
Trade accounts receivable, net	68,624	84,034
Inventories (Note 4)	62,362	67,162
Due from managers	23	84
Due from related parties (Note 3)	$ 38	$ 324
Accounts Receivable, after Allowance for Credit Loss, Current, Related and Nonrelated Party Status [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Prepaid expenses and other receivables	$ 19,296	$ 25,667
Derivatives, current asset portion (Note 18)	6,305	25,585
Other current assets (Note 16)	22,830	14,913
Vessel held for sale (Note 5)	15,190	(0)
Total Current Assets	454,397	502,092
FIXED ASSETS
Vessels and other fixed assets, net (Note 5)	2,539,743	2,881,551
Total Fixed Assets	2,539,743	2,881,551
OTHER NON-CURRENT ASSETS
Long term investment (Note 3)	1,736	1,676
Restricted cash, non-current (Notes 8 and 18)	2,021	2,021
Operating leases, right-of-use assets (Note 6)	27,825	37,618
Derivatives, non-current asset portion (Note 18)	2,533	8,666
TOTAL ASSETS	3,028,255	3,433,624
CURRENT LIABILITIES
Current portion of long-term bank loans (Note 8)	249,125	166,586
Lease financing short term (Note 7)	2,731	15,361
Accounts payable	39,317	32,140
Due to managers	7,386	6,344
Due to related parties (Note 3)	$ 1,659	$ 1,501
Accounts Payable, Current, Related and Nonrelated Party Status [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accrued liabilities (Note 13)	$ 31,372	$ 33,984
Operating lease liabilities, current (Note 6)	5,251	9,955
Derivatives, current liability portion (Note 18)	5,784	(0)
Deferred revenue	16,738	16,684
Total Current Liabilities	359,363	282,555
NON-CURRENT LIABILITIES
Long-term bank loans, net of current portion and unamortized loan issuance costs of $9,013 and $8,508, as of December 31, 2022 and 2023, respectively (Note 8)	970,039	927,995
Lease financing long term, net of unamortized lease issuance costs of $2,681 and $98, as of December 31, 2022 and 2023, respectively (Note 7)	15,208	175,238
Operating lease liabilities, non-current (Note 6)	22,574	27,663
Other non-current liabilities	1,001	831
TOTAL LIABILITIES	1,368,185	1,414,282
SHAREHOLDERS' EQUITY
Preferred Shares; $0.01 par value, authorized 25,000,000 shares; none issued or outstanding at December 31, 2022 and 2023, respectively (Note 9)	(0)	(0)
Common Shares, $0.01 par value, 300,000,000 shares authorized; 102,857,416 shares issued and outstanding as of December 31, 2022; 84,016,892 shares issued and outstanding as of December 31, 2023 (Note 9)	840	1,029
Additional paid in capital	2,287,055	2,646,073
Accumulated other comprehensive income/(loss)	5,393	20,962
Accumulated deficit	(633,218)	(648,722)
Total Shareholders' Equity	1,660,070	2,019,342
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 3,028,255	$ 3,433,624